Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2021
Other long-term assets
Schedule of other long-term assets

	As of December 31,
	2020	2021
	RMB	RMB
Deposit for investment (Note a)	—	228,571
Long-term accounts receivable (Note b)	49,906	394
Long-term loan receivables	17,824	7,052
Loans to employees	34,060	36,119
Others	—	24,584

Subtotal	101,790	296,720
Allowance for doubt accounts:
Balance at beginning of the year	(12,540)	(1,462)
Adoption of Topic 326(Note 2(ad))	(6,310)	—
Reversal	17,388	1,108

Allowance as of the end of the year	(1,462)	(354)

Total	100,328	296,366

Notes:
(a)
The Group entered into an agreement to acquire additional 4.43% equity interest in one of the other investments for a consideration of RMB 228,571 during the year ended December 31, 2021, subject to completion of certain regulatory registration. Such condition was completed on January 10, 2022, the investment is recorded as a deposit for investment as of December 31, 2021, accordingly.

(b)
The Group provides consumer financing to certain customers with installment payment terms of up to 24 months. The Group records the consumer financing receivables which are expected to be settled more than one year from the balance sheet date as long-term accounts receivables